Other information - Schedule of Supplemental Cash Flow Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplemental Cash Flow Information [Line Items]
Interest paid on debt	$ 109,272	$ 97,724	$ 91,450
Interest received	8,041	10,853	1,211
Undrawn credit facility fee paid	2,856	2,865	3,512
Non-cash transactions:
Dividend reinvestment	4,359	38,862	64,697
Capital contribution through settlement of loans to affiliate	0	19,444	15,000
Loan repayment for vessels under construction	0	0	29,680
Long-term debt for vessels under construction	0	77,625	8,300
Vessel reallocation	0	0	11,533
Fair value of financial instruments	0	0	50,278
Arrangement and Transaction Fees [Member]
Non-cash transactions:
Arrangement and transaction fees (note 15)	6,393	9,191	6,753
GCI [Member]
Non-cash transactions:
Acquisition of GCI Subsidiaries through settlement of loans to affiliate	107,500	0	0
GCI [Member] | Time Charter Contracts [Member]
Non-cash transactions:
Acquisition of time charters through novation from GCI (note 4(c))	16,200	0	0
GCI [Member] | Bareboat Charter Contracts [Member]
Non-cash transactions:
Recognition of fair value of bareboat charters (note 4(c))	16,200	0	0
Series A Preferred Shares [Member]
Non-cash transactions:
Dividends on Series A preferred shares	$ 0	$ 0	$ 3,395